Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2024 EUR (€)
2025
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 334,304
2026
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	198,644
2027
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	128,568
2028
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	113,570
2029
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	112,946
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 128